Carillon Scout Mid Cap Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Aerospace & Defense - 6.1%
ATI, Inc. (a)	449,667	$65,408,562
BWX Technologies, Inc.	53,402	10,920,175
FTAI Aviation Ltd.	284,524	69,708,380
Howmet Aerospace, Inc.	67,635	15,587,162
L3Harris Technologies, Inc.	93,656	32,325,368
Textron, Inc.	402,886	35,276,698
		229,226,345

Automobile Components - 0.9%
Aptiv PLC (a)	478,351	33,216,693

Banks - 3.9%
Citizens Financial Group, Inc.	878,380	52,676,449
First Horizon Corp.	1,918,991	43,676,235
Huntington Bancshares, Inc.	3,287,387	51,447,606
		147,800,290

Beverages - 1.1%
Coca-Cola Consolidated, Inc.	93,136	17,857,897
Monster Beverage Corp. (a)	322,420	23,362,553
		41,220,450

Biotechnology - 1.1%
Insmed, Inc. (a)	104,365	17,065,765
Neurocrine Biosciences, Inc. (a)	193,184	25,450,060
		42,515,825

Broadline Retail - 1.1%
Coupang, Inc. (a)	2,139,920	40,401,690

Building Products - 1.2%
Carlisle Cos., Inc.	38,426	12,819,682
Carrier Global Corp.	269,032	15,149,192
Owens Corning	150,299	16,265,358
		44,234,232

Capital Markets - 2.8%
Cboe Global Markets, Inc.	135,793	38,167,339
Coinbase Global, Inc. - Class A (a)	54,935	9,592,200
Evercore, Inc. - Class A	31,360	9,361,274
Invesco Ltd.	784,945	19,066,314
Robinhood Markets, Inc. - Class A (a)	188,087	13,034,429
StepStone Group, Inc. - Class A	323,192	15,422,722
		104,644,278

Chemicals - 2.5%
Corteva, Inc.	356,836	29,870,742
DuPont de Nemours, Inc.	647,754	29,667,133
The Mosaic Co.	1,292,882	32,968,491
		92,506,366

Commercial Services & Supplies - 1.1%
Clean Harbors, Inc. (a)	72,032	20,653,735
RB Global, Inc.	211,996	20,319,817
		40,973,552

Communications Equipment - 1.1%
Ciena Corp. (a)	108,558	42,145,472

Construction & Engineering - 1.7%
Quanta Services, Inc.	114,039	62,609,692

Construction Materials - 1.4%
Eagle Materials, Inc.	95,816	18,152,341
Martin Marietta Materials, Inc.	57,761	34,002,746
		52,155,087

Consumer Staples Distribution & Retail - 2.0%
Casey's General Stores, Inc.	89,141	64,882,168
Sprouts Farmers Market, Inc. (a)	130,028	10,029,060
		74,911,228

Distributors - 0.6%
LKQ Corp.	770,968	22,643,330

Electric Utilities - 1.3%
Evergy, Inc.	578,641	47,402,271

Electrical Equipment - 2.1%
AMETEK, Inc.	140,625	30,144,375
Hubbell, Inc.	56,033	27,497,635
Vertiv Holdings Co. - Class A	88,821	22,256,766
		79,898,776

Electronic Equipment, Instruments & Components - 1.6%
Celestica, Inc. (a)	118,980	33,514,287
Keysight Technologies, Inc. (a)	93,247	26,330,155
		59,844,442

Energy Equipment & Services - 0.8%
SLB Ltd.	557,703	28,660,357

Entertainment - 3.2%
Live Nation Entertainment, Inc. (a)	198,545	30,280,098
ROBLOX Corp. - Class A (a)	223,984	12,668,535
Roku, Inc. (a)	221,436	20,952,274
Take-Two Interactive Software, Inc. (a)	117,677	23,241,208
TKO Group Holdings, Inc.	162,911	32,851,003
		119,993,118

Financial Services - 1.4%
Corebridge Financial, Inc.	470,863	11,234,791
Jack Henry & Associates, Inc.	140,370	22,184,075
Rocket Cos., Inc. - Class A (a)	1,353,016	19,280,478
		52,699,344

Food Products - 3.4%
Freshpet, Inc. (a)	552,971	32,603,170
JBS NV - Class A (a)	3,048,310	54,747,648
The Hershey Co.	204,006	42,410,807
		129,761,625

Gas Utilities - 1.6%
Atmos Energy Corp.	325,974	60,213,917

Ground Transportation - 1.0%
U-Haul Holding Co.	202,592	9,049,784
XPO, Inc. (a)	144,425	28,097,884
		37,147,668

Health Care Equipment & Supplies - 2.7%
GE HealthCare Technologies, Inc.	544,000	38,721,920
Solventum Corp. (a)	451,291	29,469,302
Zimmer Biomet Holdings, Inc.	360,430	32,590,081
		100,781,303

Health Care Providers & Services - 3.6%
Cencora, Inc.	118,448	37,209,255
Encompass Health Corp.	325,849	31,519,374
Henry Schein, Inc. (a)	439,241	32,372,061
Quest Diagnostics, Inc.	178,464	34,975,375
		136,076,065

Health Care REITs - 0.7%
Ventas, Inc.	316,770	25,905,451

Hotels, Restaurants & Leisure - 2.3%
Boyd Gaming Corp.	148,803	12,228,631
Las Vegas Sands Corp.	314,139	16,925,809
Life Time Group Holdings, Inc. (a)	1,057,077	28,477,654
Viking Holdings Ltd. (a)	405,162	29,771,304
		87,403,398

Household Durables - 1.0%
D.R. Horton, Inc.	147,059	20,179,436
SharkNinja, Inc. (a)	179,379	18,996,236
		39,175,672

Industrial REITs - 2.0%
EastGroup Properties, Inc.	137,838	25,512,435
STAG Industrial, Inc.	1,399,932	50,481,548
		75,993,983

Insurance - 3.0%
Arch Capital Group Ltd. (a)	145,508	13,967,313
Axis Capital Holdings Ltd.	216,517	21,956,989
Selective Insurance Group, Inc.	154,771	11,668,186
The Allstate Corp.	45,089	9,348,753
White Mountains Insurance Group Ltd.	11,873	26,084,506
Willis Towers Watson PLC	103,770	30,165,939
		113,191,686

IT Services - 2.0%
Cloudflare, Inc. - Class A (a)	229,469	47,348,634
MongoDB, Inc. (a)	119,217	29,180,745
		76,529,379

Leisure Products - 1.2%
Brunswick Corp.	627,900	45,686,004

Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	495,284	56,452,470
Charles River Laboratories International, Inc. (a)	152,948	26,383,530
		82,836,000

Machinery - 3.2%
Cummins, Inc.	62,299	33,518,108
Lincoln Electric Holdings, Inc.	73,891	18,404,770
Oshkosh Corp.	280,214	41,250,303
Xylem, Inc.	219,776	26,263,232
		119,436,413

Media - 0.7%
Omnicom Group, Inc.	346,049	26,060,950

Metals & Mining - 1.8%
Agnico Eagle Mines Ltd.	107,925	21,906,617
Alamos Gold, Inc. - Class A	528,691	23,489,741
Nucor Corp.	132,974	22,485,903
		67,882,261

Multi-Utilities - 3.4%
CenterPoint Energy, Inc.	1,420,273	61,298,982
WEC Energy Group, Inc.	576,897	66,787,366
		128,086,348

Oil, Gas & Consumable Fuels - 7.7%
Cenovus Energy, Inc.	2,703,199	71,715,870
EQT Corp.	834,284	53,093,834
Marathon Petroleum Corp.	234,327	57,217,967
Valero Energy Corp.	110,605	27,328,283
Viper Energy, Inc. - Class A	1,715,878	80,629,107
		289,985,061

Passenger Airlines - 1.0%
Delta Air Lines, Inc.	569,052	37,830,577

Residential REITs - 0.9%
Mid-America Apartment Communities, Inc.	166,654	20,351,786
UDR, Inc.	358,052	12,094,997
		32,446,783

Retail REITs - 1.9%
Agree Realty Corp.	785,995	59,248,303
Kimco Realty Corp.	543,240	12,206,603
		71,454,906

Semiconductors & Semiconductor Equipment - 6.8%
Allegro MicroSystems, Inc. (a)	929,564	29,309,153
Entegris, Inc.	154,972	18,168,917
Lattice Semiconductor Corp. (a)	195,062	18,093,951
MACOM Technology Solutions Holdings, Inc. (a)	161,549	35,875,186
MKS, Inc.	92,807	21,327,977
Monolithic Power Systems, Inc.	26,034	28,464,274
Qnity Electronics, Inc.	398,523	45,981,584
Rambus, Inc. (a)	216,894	18,659,391
Teradyne, Inc.	141,605	41,980,218
		257,860,651

Software - 1.0%
Circle Internet Group, Inc. (a)	142,239	13,571,023
ServiceTitan, Inc. - Class A (a)	364,943	23,159,283
		36,730,306

Specialized REITs - 0.6%
Digital Realty Trust, Inc.	116,421	20,980,228

Specialty Retail - 2.9%
Boot Barn Holdings, Inc. (a)	74,927	10,966,316
Carvana Co. (a)	25,416	7,990,282
Murphy USA, Inc.	106,711	52,712,033
Ross Stores, Inc.	180,408	39,081,785
		110,750,416

Trading Companies & Distributors - 0.8%
United Rentals, Inc.	42,883	31,242,838
TOTAL COMMON STOCKS (Cost $2,854,454,559)		3,701,152,727

TOTAL INVESTMENTS - 98.4% (Cost $2,854,454,559)		3,701,152,727
Other Assets in Excess of Liabilities - 1.6%		59,211,766
TOTAL NET ASSETS - 100.0%		$3,760,364,493

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Carillon Scout Mid Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,701,152,727	$–	$–	$3,701,152,727
Total Investments	$3,701,152,727	$–	$–	$3,701,152,727

Refer to the Schedule of Investments for further disaggregation of investment categories.